Financial instruments by category, Reconciliation to statement of financial position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) mi	Dec. 31, 2020 USD ($)
Financial Assets [Abstract]
Financial assets	$ 1,233,820	$ 1,490,073
Financial Liabilities [Abstract]
Financial liabilities	6,396,624	6,658,891
Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,023,071	993,725
Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	5,036,193	5,237,614
Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Financial liabilities		6,810
Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	113,907	92,557
Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	223,453	328,184
Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	12,960	1,559
Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	$ 14,459	12,896
Percentage of interest acquired	12.50%
Length of transmission lines | mi	114
Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets		$ 2,687
Percentage of interest acquired		15.12%
Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	$ 188,912	$ 178,198
Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	307,143	331,735
Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	622,689	868,501
Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	87,657	94,497
Amortized Cost [Member]
Financial Liabilities [Abstract]
Financial liabilities	6,173,171	6,330,707
Amortized Cost [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,023,071	993,725
Amortized Cost [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	5,036,193	5,237,614
Amortized Cost [Member] | Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Financial liabilities		6,810
Amortized Cost [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	113,907	92,557
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member]
Financial Liabilities [Abstract]
Financial liabilities	223,453	328,184
Fair Value Through Profit or Loss [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Related Parties - Non-current [Member]
Financial Liabilities [Abstract]
Financial liabilities		0
Fair Value Through Profit or Loss [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	223,453	328,184
Amortized Cost [Member]
Financial Assets [Abstract]
Financial assets	1,206,401	1,472,931
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	0	0
Amortized Cost [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	0	0
Amortized Cost [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets		0
Amortized Cost [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	188,912	178,198
Amortized Cost [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	307,143	331,735
Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	622,689	868,501
Amortized Cost [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	87,657	94,497
Fair Value Through Other Comprehensive Income [Member]
Financial Assets [Abstract]
Financial assets	14,459	12,896
Fair Value Through Other Comprehensive Income [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Other Comprehensive Income [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	14,459	12,896
Fair Value Through Other Comprehensive Income [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets		0
Fair Value Through Other Comprehensive Income [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Other Comprehensive Income [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Other Comprehensive Income [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Other Comprehensive Income [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Profit or Loss [Member]
Financial Assets [Abstract]
Financial assets	12,960	4,246
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets	12,960	1,559
Fair Value Through Profit or Loss [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Profit or Loss [Member] | Investment in Rioglass [Member]
Financial Assets [Abstract]
Financial assets		2,687
Fair Value Through Profit or Loss [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Profit or Loss [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Profit or Loss [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	0	0
Fair Value Through Profit or Loss [Member] | Other Financial Investments [Member]
Financial Assets [Abstract]
Financial assets	$ 0	$ 0